Evercore Equity Fund
Evercore Equity Fund
Investment Objectives
The primary investment objective of the Evercore Equity Fund (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends from investments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Evercore Equity Fund Evercore Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Evercore Equity Fund Evercore Equity Fund
Management Fees	0.75%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Less: Fee Waiver/ Expense Reimbursement	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[2]
[1]	Evercore Wealth Management, LLC (the "Adviser" or "EWM") has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, acquired fund fees and expenses, if any, and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.00% of the Fund's average daily net assets. This agreement will continue in effect until April 30, 2018, with successive renewal terms of one year unless terminated by the Fund's Board of Trustees prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.00% of average daily net assets in the year of reimbursement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement includes acquired fund fees and expenses and does not correlate to the Ratio of Expenses to Average Net Assets After Fees Waived and Expenses Absorbed provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The one year example and the first year of the three, five and ten year examples are based on net operating expenses, which reflect the expense limitation by the Adviser.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Evercore Equity Fund | Evercore Equity Fund | USD ($)	102	333	583	1,299

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 22.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its primary investment objective to produce growth of capital by investing principally in a diversified portfolio of domestic common stocks.  The Fund seeks to achieve its secondary objective of income generation, which may accompany capital appreciation, through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly through investments in American Depositary Receipts (“ADRs”).

The Fund may invest in companies of any size.  The Adviser uses fundamental analysis to analyze and invest in a portfolio mixture of large, medium and small capitalization companies, subject to the Fund’s investment restrictions and diversification status.

The Adviser analyzes financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings.  The Adviser further emphasizes understanding and evaluating the capital allocation strategy of the companies.

The Adviser continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  If the fundamentals do not, the Fund will sell the security.

In practical application, the Fund attempts to attain its investment objectives by relying on two fundamental practices:

•	Careful selection of securities - based on the fundamental operating performance of individual companies relative to other available investments.

•
Broad diversification among industries and their companies – the Adviser believes this approach is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Principal Risks
There is a risk that you could lose all or a portion of your investment in the Fund. The following principal risks can affect the value of your investment:

•
Equity Risk.  The market value of stocks or other equity securities held by the Fund may fluctuate more dramatically than other asset classes over a shorter period of time.  These price movements may result from changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

•
Dividend Risk. Dividends received on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors.  There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels or increase over time.  A portion of the distributions that the Fund receives may be a return of capital.

•
Smaller Companies Risk.  Securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.  Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

•
Management Risk.  The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect or fail to produce the intended results.

•
Medium and Large Companies Risk.  Compared to smaller companies, medium- and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets for their products or services or financial resources as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

•
Foreign Securities Risk.  Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than U.S. markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Bar Chart and Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.evercoreequityfund.com, or by calling the Fund toll-free at 1-800-443-4693.

The Fund has adopted the performance, history and financial statements of its predecessor fund, the Wall Street Fund, which was advised by the Adviser and had the same investment objectives and strategies as the Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 1, 2014.  Accordingly, the performance information shown below for periods prior to October 1, 2014 is that of the Predecessor Fund.

Year-by-Year Total Return as of December 31

Best Quarter Q3 ‘09 = 16.94% Worst Quarter Q4 ‘08 = -23.11%
Average Annual Total Returns as of December 31, 2016
Average Annual Returns - Evercore Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Evercore Equity Fund	Return Before Taxes	5.31%	12.47%	6.78%
After Taxes on Distributions | Evercore Equity Fund	Return After Taxes on Distributions	5.24%	11.74%	6.36%
After Taxes on Distributions and Sale of Fund Shares | Evercore Equity Fund	Return After Taxes on Distributions and Sale of Fund Shares	3.07%	9.95%	5.48%
Standard & Poor’s 500® Composite Stock Index (reflects no deduction for fees, expenses or taxes)	Standard & Poor’s 500 ® Composite Stock Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Russell 1000® Index (reflects no deduction for fees, expense or taxes)	Russell 1000 ® Index (reflects no deduction for fees, expense or taxes)	12.05%	14.69%	7.08%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period.  The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.